Income Taxes (Details 2) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Income Taxes Details 2
Depreciation	$ 35,915	$ 30,443
Net operating losses	13,002	5,964
Other temporary differences	1,485
Total deferred tax assets	50,402	36,407
Valuation allowance balance	(48,832)	(33,552)
Net deferred tax assets	1,570	2,855
Deferred tax liabilities
Intangible assets	(1,570)	(2,079)
Other temporary differences		(776)
Net deferred tax liabilities